SEGALL BRYANT & HAMILL TRUST

Segall Bryant & Hamill Small Cap Core Fund

Supplement dated December 31, 2019

to the Prospectus, Summary Prospectus and the Statement of Additional Information

dated December 31, 2019

Matters With Respect to the Offer and Sale of Institutional Class

No purchases of the Institutional shares of Segall Bryant & Hamill Small Cap Core Fund will be accepted until January 3, 2020.

Investors should retain this supplement for future reference.